INFORMATION ABOUT COMPONENTS OF EQUITY - Capital issued (Details)	Mar. 14, 2019 USD ($)
Bioceres LLC
Capital issued
Number of instruments or interests issued or issuable	27,116,174
Bioceres Semillas S.A.
Capital issued
Number of instruments or interests issued or issuable	119,443
Original founders of Union | Founder Shares | Bioceres LLC
Capital issued
Number of instruments or interests issued or issuable	862,500